Related parties - Summary of Remuneration to Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salary	$ 397,400,000	$ 397,800,000	$ 352,500,000
Share-based payments	6,900,000	12,700,000	$ 14,500,000
Termination benefits expense	215,881
Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	826,800	786,100
Board fees committee fees	534,500	397,200
Total	1,361,300	1,183,300
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	19,583,900	27,927,400
Salary	5,972,300	6,706,200
Pension fund contributions	679,800	852,400
Cash incentive	3,559,000	4,645,700
Other	3,257,500	4,792,200
Share-based payments	6,115,300	10,930,900
C Carolus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	85,400	223,700
Board fees committee fees	0	0
Total	85,400	223,700
R Menell | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		27,900
Board fees committee fees		0
Total		27,900
Y Suleman | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	153,200	73,400
Board fees committee fees	26,800	75,600
Total	180,000.0	149,000.0
P Bacchus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	85,200	83,100
Board fees committee fees	126,200	90,200
Total	211,400	173,300
S Reid | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	137,100	104,500
Board fees committee fees	0	47,700
Total	137,100	152,200
Services received from related party	32,906	36,825
T Goodlace | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	69,100	73,400
Board fees committee fees	71,900	56,900
Total	141,000.0	130,300
A Andani | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	85,200	83,100
Board fees committee fees	102,400	50,200
Total	187,600	133,300
Services received from related party	79,882	74,025
P Sibiya | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	69,100	61,400
Board fees committee fees	86,100	43,200
Total	155,200	104,600
J McGill | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	85,200	9,200
Board fees committee fees	74,300	0
Total	159,500	9,200
C Bitar | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	57,300
Board fees committee fees	46,800
Total	104,100
C Letton | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		34,400
Board fees committee fees		28,300
Total		62,700
P Mahanyele | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		12,000.0
Board fees committee fees		5,100
Total		17,100
Executive Directors [member] | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	7,050,600	8,280,900
Salary	1,560,400	1,679,900
Pension fund contributions	68,900	72,700
Cash incentive	1,136,200	1,959,600
Other	3,001,800	762,200
Share-based payments	1,283,300	3,806,500
C Griffith
Disclosure of transactions between related parties [line items]
Salary paid	336,501	244,500
C Griffith | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	5,097,200	1,788,100
Salary	943,300	719,500
Pension fund contributions	22,700	17,700
Cash incentive	682,300	748,200
Other	2,998,800	0
Share-based payments	450,100	302,700
N Holland
Disclosure of transactions between related parties [line items]
Salary paid	0	106,950
N Holland | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		3,926,500
Salary		318,500
Pension fund contributions		6,100
Cash incentive		741,100
Other		757,300
Share-based payments		2,103,500
P Schmidt
Disclosure of transactions between related parties [line items]
Salary paid	135,300	131,500
P Schmidt | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,953,400	2,566,300
Salary	617,100	641,900
Pension fund contributions	46,200	48,900
Cash incentive	453,900	470,300
Other	3,000.0	4,900
Share-based payments	833,200	1,400,300
Prescribed Officers | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	12,533,300	19,646,500
Salary	4,411,900	5,026,300
Pension fund contributions	610,900	779,700
Cash incentive	2,422,800	2,686,100
Other	255,700	4,030,000
Share-based payments	4,832,000	7,124,400
M Preece | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	2,105,800	1,520,800
Salary	515,000.0	545,600
Pension fund contributions	25,200	26,700
Cash incentive	410,400	333,100
Other	1,400	1,000.0
Share-based payments	1,153,800	614,400
L Rivera | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,935,800	2,619,200
Salary	853,000.0	812,800
Pension fund contributions	362,800	335,700
Cash incentive	0	0
Other	0	451,000.0
Share-based payments	720,000.0	1,019,700
A Baku | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		6,356,700
Salary		874,100
Pension fund contributions		201,100
Cash incentive		530,400
Other		3,533,400
Share-based payments		1,217,700
R Butcher | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	566,000.0	1,170,900
Salary	396,900	429,300
Pension fund contributions	14,300	36,900
Cash incentive	235,700	261,200
Other	163,900	0
Share-based payments	(244,800)	443,500
N Chohan | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,156,000	1,313,500
Salary	347,300	368,000.0
Pension fund contributions	30,200	32,000.0
Cash incentive	232,500	263,700
Other	900	1,200
Share-based payments	545,100	648,600
B Mattison
Disclosure of transactions between related parties [line items]
Salary paid	96,200	93,500
B Mattison | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,503,000	1,627,100
Salary	447,900	466,200
Pension fund contributions	24,100	25,500
Cash incentive	318,000.0	306,800
Other	5,300	1,700
Share-based payments	707,700	826,900
T Leishman | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,284,500	1,307,400
Salary	354,800	375,900
Pension fund contributions	25,100	26,600
Cash incentive	251,700	251,300
Other	1,100	1,500
Share-based payments	651,800	652,100
A Nagaser | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	804,700	884,200
Salary	251,200	266,100
Pension fund contributions	26,100	27,600
Cash incentive	174,000.0	183,400
Other	10,900	11,100
Share-based payments	342,500	396,000.0
S Mathews | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	1,402,900	1,762,500
Salary	562,300	564,700
Pension fund contributions	18,400	40,200
Cash incentive	264,500	337,000.0
Other	2,300	27,300
Share-based payments	555,400	793,300
R Bardien | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	918,500	1,084,200
Salary	305,400	323,600
Pension fund contributions	25,800	27,400
Cash incentive	211,800	219,200
Other	0	1,800
Share-based payments	375,500	$ 512,200
J Mortoti | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total	856,100
Salary	378,100
Pension fund contributions	58,900
Cash incentive	324,200
Other	69,900
Share-based payments	$ 25,000.0